Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
IFRS compliance	The Company’s consolidated financial statements and the related notes have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB"). The accounting policies adopted by the Company under IFRS are set out below. The Company has consistently applied the same accounting policies throughout all periods presented, except where IFRS permits new accounting standards to be adopted prospectively. Changes in the Company's accounting policies are discussed in note 2.
Principles of consolidation	PRINCIPLES OF CONSOLIDATION
The consolidated financial statements have been prepared under the historical cost basis, unless otherwise required.
The consolidated financial statements include the accounts of the Company and all of its subsidiary companies and wholly owned partnerships. Subsidiaries include all entities over which the Company has control. Subsidiaries are consolidated from the date on which the Company obtains control. They are deconsolidated from the date that control ceases.
Certain of the Company’s activities are conducted through joint arrangements in which two or more parties have joint control. Where the Company has determined that it has a direct ownership interest in jointly controlled assets and obligations for the liabilities (a "joint operation"), the assets, liabilities, revenue and expenses related to the joint operation are included in the consolidated financial statements in proportion to the Company’s interest. Where the Company has determined that it has an interest in jointly controlled entities (a "joint venture"), it uses the equity method of accounting. Under the equity method, the Company’s initial and subsequent investments are recognized at cost and subsequently adjusted for the Company’s share of the joint venture’s income or loss, less distributions received. If the Company’s share of the joint venture’s loss equals or exceeds its interest in the joint venture, the Company discontinues recognizing its share of further losses. The Company resumes recognizing profits when its share of profits exceeds the accumulated share of losses not recognized.
Joint ventures accounted for using the equity method of accounting are tested for impairment whenever objective evidence indicates that the carrying amount of the investment may not be recoverable. Indications of impairment include a history of losses, significant capital expenditure overruns, liquidity concerns, financial restructuring of the investee or significant adverse changes in the technological, economic or legal environment. The amount of the impairment is measured as the difference between the carrying amount of the investment and the higher of its fair value less costs of disposal and its value in use. Impairment losses are reversed in subsequent periods if the amount of the loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognized.

Segmented information	SEGMENTED INFORMATIONOperating segments have been determined based on the nature of the Company’s activities and the geographic locations in which the Company operates, and are consistent with the level of information regularly provided to and reviewed by the Company’s chief operating decision makers.
Cash and cash equivalents	CASH AND CASH EQUIVALENTSCash comprises cash on hand and demand deposits. Other investments (term deposits and certificates of deposit) with an original term to maturity at purchase of three months or less are reported as cash equivalents in the consolidated balance sheets.
Inventory	INVENTORYInventory is primarily comprised of product inventory and materials and supplies and is carried at the lower of cost and net realizable value. Product inventory is comprised of crude oil held for sale, including pipeline linefill and crude oil stored in floating production, storage and offloading vessels ("FPSO"). Cost of product inventory consists of purchase costs, direct production costs, directly attributable overhead and depletion, depreciation and amortization and is determined on a first-in, first-out basis. Net realizable value for product inventory is determined by reference to forward prices. Cost for materials and supplies consists of purchase costs and is based on a first-in, first-out or an average cost basis. Net realizable value for materials and supplies is determined by reference to current market prices.
Exploration and evaluation assets	EXPLORATION AND EVALUATION ASSETS
Exploration and evaluation ("E&E") assets consist of the Company’s crude oil and natural gas exploration projects that are pending the determination of proved reserves.
E&E costs are initially capitalized and include costs directly associated with the acquisition of licenses, technical services and studies, seismic acquisition, exploration drilling and evaluation, overhead and administration expenses, and the estimate of any asset retirement costs. E&E costs do not include general prospecting or evaluation costs incurred prior to having obtained the legal rights to explore an area. These costs are recognized in net earnings.
Once the technical feasibility and commercial viability of E&E assets are determined and a development decision is made by management, the E&E assets are tested for impairment upon reclassification to property, plant and equipment. The technical feasibility and commercial viability of extracting a mineral resource is considered to be determined when an assessment of proved reserves is made. An E&E asset is derecognized upon disposal or when no future economic benefits are expected to arise from its use. Any gain or loss arising on derecognition of the asset is recognized in net earnings within depletion, depreciation and amortization.
E&E assets are also tested for impairment when facts and circumstances suggest that the carrying amount of E&E assets may exceed their recoverable amount, by comparing the relevant costs to the fair value of the related Cash Generating Units ("CGUs"), aggregated at a segment level. Indications of impairment include leases approaching expiry, the existence of low benchmark commodity prices for an extended period of time, significant downward revisions in estimated probable reserves volumes, significant increases in estimated future exploration or development expenditures, or significant adverse changes in the applicable legislative or regulatory frameworks.

Property, plant and equipment	PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment is measured at cost less accumulated depletion and depreciation and impairment provisions. Assets under construction are not depleted or depreciated until available for their intended use.
Exploration and Production
The cost of an asset comprises its acquisition costs, construction and development costs, costs directly attributable to bringing the asset into operation, the estimate of any asset retirement costs, and applicable borrowing costs. Property acquisition costs are comprised of the aggregate amount paid and the fair value of any other consideration given to acquire the asset.
When significant components of an item of property, plant and equipment, including crude oil and natural gas interests, have different useful lives, they are accounted for separately.
Crude oil and natural gas properties are depleted using the unit-of-production method over proved reserves, except for certain major components, which are depreciated using a straight-line method over their estimated useful lives. The unit-of-production depletion rate takes into account expenditures incurred to date, together with future development expenditures required to develop proved reserves.
Oil Sands Mining and Upgrading
Capitalized costs for the Oil Sands Mining and Upgrading segment are reported separately from the Company’s North America Exploration and Production segment. Capitalized costs include acquisition costs, construction and development costs, costs directly attributable to bringing the asset into operation, the estimate of any asset retirement costs, and applicable borrowing costs.
Mine-related costs are depleted using the unit-of-production method based on proved reserves. Costs of the upgraders and related infrastructure located on the Horizon and AOSP sites are depreciated on the unit-of-production method based on the estimated productive capacity of the respective upgraders and related infrastructure. Other equipment is depreciated on a straight-line basis over its estimated useful life ranging from 2 to 18 years.
Midstream, Refining and Head Office
The Company capitalizes all costs that expand the capacity or extend the useful life of the midstream, refining and head office assets. Midstream and Refining assets are depreciated on a straight-line basis over their estimated useful lives ranging from 5 to 30 years. Head office assets are depreciated on a declining balance basis.
Useful lives
The depletion rates and expected useful lives of property, plant and equipment are reviewed on an annual basis, with changes in depletion rates and useful lives accounted for prospectively.
Derecognition
A property, plant and equipment asset is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is recognized in net earnings within depletion, depreciation and amortization.
Major maintenance expenditures
Inspection costs associated with major maintenance turnarounds are capitalized and depreciated over the period to the next major maintenance turnaround. Maintenance costs are expensed as incurred.
Impairment
The Company assesses property, plant and equipment for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or group of assets may not be recoverable. Indications of impairment include the existence of low benchmark commodity prices for an extended period of time, significant downward revisions of estimated reserves volumes, significant increases in estimated future development expenditures, or significant adverse changes in the applicable legislative or regulatory frameworks. If an indication of impairment exists, the Company performs an impairment test related to the assets. Individual assets are grouped for impairment assessment purposes into CGUs, which are the lowest level at which there are identifiable cash inflows that are largely independent of the cash inflows of other groups of assets. A CGU's recoverable amount is the higher of its fair value less costs of disposal and its value in use. Where the carrying amount of a CGU exceeds its recoverable amount, the CGU is considered impaired and is written down to its recoverable amount through depletion, depreciation and amortization expense.
In subsequent periods, an assessment is made at each reporting date to determine whether there is any indication that previously recognized impairment losses may no longer exist or may have decreased. If such indication exists, the recoverable amount is re-estimated and the net carrying amount of the asset is increased to its revised recoverable amount. The revised recoverable amount cannot exceed the carrying amount that would have been determined, net of depletion, depreciation and amortization, had no impairment loss been recognized for the asset in prior periods. A reversal of impairment is recognized in net earnings. After a reversal, the depletion, depreciation and amortization charge is adjusted in future periods to allocate the asset’s revised carrying amount over its remaining useful life.
Business combinations	BUSINESS COMBINATIONSBusiness combinations are accounted for using the acquisition method. Assets acquired and liabilities assumed in a business combination are recognized at their fair value at the date of the acquisition. Any excess of the consideration paid over the fair value of the net assets acquired is recognized as an asset. Any excess of the fair value of the net assets acquired over the consideration paid is recognized in net earnings.
Overburden removal costs	OVERBURDEN REMOVAL COSTS Overburden removal costs incurred during the initial development of a mine at Horizon and AOSP are capitalized to property, plant and equipment. Overburden removal costs incurred during the production of a mine are included in the cost of inventory, unless the overburden removal activity has resulted in a probable inflow of future economic benefits to the Company, in which case the costs are capitalized to property, plant and equipment. Capitalized overburden removal costs are depleted over the life of the mining reserves that directly benefit from the overburden removal activity.
Capitalized borrowing costs	CAPITALIZED BORROWING COSTSBorrowing costs attributable to the acquisition, construction or production of qualifying assets are capitalized to the cost of those assets until such time as the assets are substantially available for their intended use. Qualifying assets are comprised of those significant assets that require a period greater than one year to be available for their intended use. All other borrowing costs are recognized in net earnings.
Leases	LEASES
At inception of a contract, the Company assesses whether a contract is, or contains a lease. A contract is, or contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an identified asset, the Company assesses whether: the contract involves the use of an identified asset; the Company has the right to obtain substantially all of the economic benefits from the use of the asset throughout the period of use; and, the Company has the right to direct the use of the asset.
The Company recognizes a lease asset and a lease liability at the commencement date of the lease contract, which is the date that the lease asset is available to the Company. The lease asset is initially measured at cost. The cost of a lease asset includes the amount of the initial measurement of the lease liability, lease payments made prior to the commencement date, initial direct costs and estimates of the asset retirement obligation, if any. Subsequent to initial recognition, the lease asset is depreciated using the straight-line method over the earlier of the end of the useful life of the lease asset or the lease term.
Lease liabilities are initially measured at the present value of lease payments discounted at the rate implicit in the lease, or if not readily determinable, the Company's incremental borrowing rate. Lease payments include fixed lease payments, variable lease payments based on indices or rates, residual value guarantees, and purchase options expected to be exercised. Subsequent to initial recognition, the lease liability is measured at amortized cost using the effective interest method. Lease liabilities are remeasured if there are changes in the lease term or if the Company changes its assessment of whether it is reasonably certain it will exercise a purchase, extension or termination option. Lease liabilities are also remeasured if there are changes in the estimate of the amounts payable under the lease due to changes in indices or rates, or residual value guarantees.
Lease assets are reported in a separate caption in the consolidated balance sheet. Lease liabilities are reported within other long-term liabilities in the consolidated balance sheet.
Depreciation on lease assets used in the construction of property, plant and equipment is capitalized to the cost of those assets over their period of use until such time as the property, plant and equipment is substantially available for its intended use.
Where the Company acts as the operator of a joint operation, the Company recognizes 100% of the related lease asset and lease liability. As the Company recovers its joint operation partners' share of the costs of the lease contract, these recoveries are recognized as other income in the consolidated statements of earnings.
On January 1, 2019 the Company adopted IFRS 16 "Leases" and as permitted in the transition requirements of the standard, the Company continues to account for leases for the year ended December 31, 2018 in accordance with the Company's previous accounting policy for leases as follows:
Finance leases, which transfer substantially all of the risks and rewards incidental to ownership of the leased item to the Company, are capitalized at the commencement of the lease term at the fair value of the leased property or, if lower, at the present value of the minimum lease payments. Capitalized leased assets are depreciated over the shorter of the estimated useful life of the asset or the lease term. Operating lease payments are recognized in net earnings over the lease term.
Asset retirement obligations	ASSET RETIREMENT OBLIGATIONSThe Company provides for asset retirement obligations on all of its property, plant and equipment and certain exploration and evaluation assets based on current legislation and industry operating practices. Provisions for asset retirement obligations related to property, plant and equipment are recognized as a liability in the period in which they are incurred. Provisions are measured at the present value of management’s best estimate of expenditures required to settle the obligation as at the date of the balance sheets. Subsequent to the initial measurement, the obligation is adjusted to reflect the passage of time, changes in credit adjusted interest rates, and changes in the estimated future cash flows underlying the obligation. The increase in the provision due to the passage of time is recognized as asset retirement obligation accretion expense whereas changes due to discount rates or estimated future cash flows are capitalized to or derecognized from property, plant and equipment. Actual costs incurred upon settlement of the asset retirement obligation are charged against the provision.
Foreign currency translation	FOREIGN CURRENCY TRANSLATION
Functional and presentation currency
Items included in the financial statements of the Company’s subsidiary companies and partnerships are measured using the currency of the primary economic environment in which the subsidiary operates (the "functional currency"). The consolidated financial statements are presented in Canadian dollars, which is the Company’s functional currency.
The assets and liabilities of subsidiaries that have a functional currency different from that of the Company are translated into Canadian dollars at the closing rate at the date of the balance sheets, and revenue and expenses are translated at the average rate for the period. Cumulative foreign currency translation adjustments are recognized in other comprehensive income.
When the Company disposes of its entire interest in a foreign operation, or loses control, joint control, or significant influence over a foreign operation, the foreign currency gains or losses accumulated in other comprehensive income related to the foreign operation are recognized in net earnings.
Transactions and balances
Foreign currency transactions are translated into the functional currency of the Company and its subsidiaries and partnerships using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of foreign currency transactions and from the translation at balance sheet date exchange rates of monetary assets and liabilities denominated in currencies other than the functional currency are recognized in net earnings.

Revenue recognition
Revenue from the sale of crude oil and NGLs and natural gas products is recognized when performance obligations in the sales contract are satisfied and it is probable that the Company will collect the consideration to which it is entitled. Performance obligations are generally satisfied at the point in time when the product is delivered to a location specified in a contract and control passes to the customer. The Company assesses customer creditworthiness, both before entering into contracts and throughout the revenue recognition process.
Contracts for sale of the Company’s products generally have terms of less than a year, with certain contracts extending beyond one year. Contracts in North America generally specify delivery of crude oil and NGLs and natural gas throughout the term of the contract. Contracts in the North Sea and Offshore Africa generally specify delivery of crude oil at a point in time.
Sales of the Company’s crude oil and NGLs and natural gas products to customers are made pursuant to contracts based on prevailing commodity pricing at or near the time of delivery and volumes of product delivered. Revenues are typically collected in the month following delivery and accordingly, the Company has elected to apply the practical expedient to not adjust consideration for the effects of a financing component. Purchases and sales of crude oil and NGLs and natural gas with the same counterparty, made to facilitate sales to customers or potential customers, that are entered into in contemplation of one another, are combined and recorded as non-monetary exchanges and measured at the net settlement amount.
Revenue in the consolidated statement of earnings represents the Company’s share of product sales net of royalty payments to governments and other mineral interest owners. The Company discloses the disaggregation of revenues from sales of crude oil and NGLs and natural gas in the segmented information in note 22.
Cost of goods sold	Related costs of goods sold are comprised of production, transportation, blending and feedstock, and depletion, depreciation and amortization expenses. These amounts have been separately presented in the consolidated statements of earnings.
Production sharing contracts	PRODUCTION SHARING CONTRACTS Production generated from Côte d’Ivoire and Gabon in Offshore Africa is shared under the terms of various Production Sharing Contracts ("PSCs"). Product sales are divided into cost recovery oil and profit oil. Cost recovery oil allows the Company to recover its capital and production costs and the costs carried by the Company on behalf of the respective government state oil companies (the "Governments"). Profit oil is allocated to the joint venture partners in accordance with their respective equity interests, after a portion has been allocated to the Governments. The Governments’ share of profit oil attributable to the Company’s equity interest is allocated to royalty expense and current income tax expense in accordance with the terms of the respective PSCs.
Income tax	INCOME TAX
The Company follows the liability method of accounting for income taxes. Under this method, deferred income tax assets and liabilities are recognized based on the estimated income tax effects of temporary differences in the carrying amount of assets and liabilities in the consolidated financial statements and their respective tax bases.
Deferred income tax assets and liabilities are calculated using the substantively enacted income tax rates that are expected to apply when the asset or liability is recovered. Deferred income tax assets or liabilities are not recognized when they arise on the initial recognition of an asset or liability in a transaction (other than in a business combination) that, at the time of the transaction, affects neither accounting nor taxable profit. Deferred income tax assets or liabilities are also not recognized on possible future distributions of retained earnings of subsidiaries where the timing of the distribution can be controlled by the Company and it is probable that a distribution will not be made in the foreseeable future, or when distributions can be made without incurring income taxes.
Deferred income tax assets for deductible temporary differences and tax loss carryforwards are recognized to the extent that it is probable that future taxable profits will be available against which the temporary differences or tax loss carryforwards can be utilized. The carrying amount of deferred income tax assets is reviewed at each reporting date, and is reduced if it is no longer probable that sufficient future taxable profits will be available against which the temporary differences or tax loss carryforwards can be utilized.
Current income tax is calculated based on net earnings for the period, adjusted for items that are non-taxable or taxed in different periods, using income tax rates that are substantively enacted at each reporting date.
Income taxes are recognized in net earnings or other comprehensive income, consistent with the items to which they relate.

Share-based compensation	SHARE-BASED COMPENSATION
The Company’s Stock Option Plan (the "Option Plan") provides current employees with the right to elect to receive common shares or a cash payment in exchange for stock options surrendered. The liability for awards granted to employees is initially measured based on the grant date fair value of the awards and the number of awards expected to vest. The awards are remeasured each reporting period for subsequent changes in the fair value of the liability. Fair value is determined using the Black-Scholes valuation model under a graded vesting method. Expected volatility is estimated based on historic results. When stock options are surrendered for cash, the cash settlement paid reduces the outstanding liability. When stock options are exercised for common shares under the Option Plan, consideration paid by the employee and any previously recognized liability associated with the stock options are recorded as share capital.
The Performance Share Unit ("PSU") plan provides certain executive employees of the Company with the right to receive a cash payment, the amount of which is determined by individual employee performance and the extent to which certain other performance measures are met. PSUs vest three years from original grant date. The liability for PSUs is initially measured in reference to the Company's stock price and the number of awards expected to vest and is remeasured at each reporting period for changes in the fair value of the liability.
The unamortized costs of employer contributions to the Company’s share bonus program are included in other long-term assets.

Financial instruments	FINANCIAL INSTRUMENTS
The Company classifies its financial instruments into one of the following categories: financial assets at amortized cost; financial liabilities at amortized cost; and fair value through profit or loss. All financial instruments are measured at fair value on initial recognition. Measurement in subsequent periods is dependent on the classification of the respective financial instrument.
Fair value through profit or loss financial instruments are subsequently measured at fair value with changes in fair value recognized in net earnings. All other categories of financial instruments are measured at amortized cost using the effective interest method.
Cash and cash equivalents, accounts receivable and certain other long-term assets are classified as financial assets at amortized cost since it is the Company’s intention to hold these assets to maturity and the related cash flows are solely comprised of payments of principal and interest. Investments in publicly traded shares are classified as fair value through profit or loss. Accounts payable, accrued liabilities, certain other long-term liabilities, and long-term debt are classified as financial liabilities at amortized cost. Risk management assets and liabilities are classified as fair value through profit or loss.
Financial assets and liabilities are also categorized using a three-level hierarchy that reflects the significance of the inputs used in making fair value measurements for these assets and liabilities. The fair values of financial assets and liabilities included in Level 1 are determined by reference to quoted prices in active markets for identical assets and liabilities. Fair values of financial assets and liabilities in Level 2 are based on inputs other than Level 1 quoted prices that are observable for the asset or liability either directly (as prices) or indirectly (derived from prices). The fair values of Level 3 financial assets and liabilities are not based on observable market data. The disclosure of the fair value hierarchy excludes financial assets and liabilities where book value approximates fair value due to the liquid nature of the asset or liability.
Transaction costs in respect of financial instruments at fair value through profit or loss are recognized in net earnings. Transaction costs in respect of other financial instruments are included in the initial measurement of the financial instrument.
Impairment of financial assets
At each reporting date, on a forward looking basis, the Company assesses the expected credit losses associated with its financial assets carried at amortized cost. Expected credit losses are measured as the difference between the cash flows that are due to the Company and the cash flows that the Company expects to receive, discounted at the effective interest rate determined at initial recognition. For trade accounts receivable, the Company applies the simplified approach permitted by IFRS 9, which requires expected lifetime credit losses to be recognized from initial recognition of the receivables. To measure expected credit losses, accounts receivable are grouped based on the number of days the receivables have been outstanding and internal credit assessments of the customers. Credit risk for longer-term receivables is assessed based on an external credit rating of the counterparty. For longer-term receivables with credit risk that has not increased significantly since the date of recognition, the Company measures the expected credit loss as the 12-month expected credit loss.
Changes in the provision for expected credit loss are recognized in net earnings.

Risk management activities	RISK MANAGEMENT ACTIVITIES
The Company periodically uses derivative financial instruments to manage its commodity price, foreign currency and interest rate exposures. These financial instruments are entered into solely for hedging purposes and are not used for speculative purposes. All derivative financial instruments are recognized in the consolidated balance sheets at their estimated fair value. The estimated fair value of derivative financial instruments has been determined based on appropriate internal valuation methodologies and/or third party indications. Fair values determined using valuation models require the use of assumptions concerning the amount and timing of future cash flows, discount rates and credit risk. In determining these assumptions, the Company primarily relied on external, readily-observable market inputs including quoted commodity prices and volatility, interest rate yield curves, and foreign exchange rates. The carrying amount of a risk management liability is adjusted for the Company’s own credit risk.
The Company documents all derivative financial instruments that are formally designated as hedging transactions at the inception of the hedging relationship, in accordance with the Company’s risk management policies. The effectiveness of the hedging relationship is evaluated, both at inception of the hedge and on an ongoing basis.
The Company periodically enters into commodity price contracts to manage anticipated sales and purchases of crude oil and natural gas in order to protect its cash flow for its capital expenditure programs. The effective portion of changes in the fair value of derivative commodity price contracts formally designated as cash flow hedges is initially recognized in other comprehensive income and is reclassified to risk management activities in net earnings in the same period or periods in which the commodity is sold or purchased. The ineffective portion of changes in the fair value of these designated contracts is recognized in risk management activities in net earnings. All changes in the fair value of non-designated crude oil and natural gas commodity price contracts are recognized in risk management activities in net earnings.
The Company periodically enters into interest rate swap contracts to manage its fixed to floating interest rate mix on certain long-term debt instruments. The interest rate swap contracts require the periodic exchange of payments without the exchange of the notional principal amounts on which the payments are based. Changes in the fair value of interest rate swap contracts designated as fair value hedges and corresponding changes in the fair value of the hedged long-term debt are recognized in interest expense in net earnings. Changes in the fair value of non-designated interest rate swap contracts are recognized in risk management activities in net earnings.
Upon termination of an interest rate swap designated as a fair value hedge, the interest rate swap is derecognized in the consolidated balance sheets and the related long-term debt hedged is no longer revalued for subsequent changes in fair value due to interest rates changes. The fair value adjustment due to interest rates on the long-term debt at the date of termination of the interest rate swap is amortized to interest expense over the remaining term of the long-term debt.
Cross currency swap contracts are periodically used to manage currency exposure on US dollar denominated long-term debt. The cross currency swap contracts require the periodic exchange of payments with the exchange at maturity of notional principal amounts on which the payments are based. Changes in the fair value of the foreign exchange component of cross currency swap contracts designated as cash flow hedges related to the notional principal amounts are recognized in foreign exchange gains and losses in net earnings. The effective portion of changes in the fair value of the interest rate component of cross currency swap contracts designated as cash flow hedges is initially recognized in other comprehensive income and is reclassified to interest expense when the hedged item is recognized in net earnings, with the ineffective portion recognized in risk management activities in net earnings. Changes in the fair value of non-designated cross currency swap contracts are recognized in risk management activities in net earnings.
Realized gains or losses on the termination of financial instruments that have been designated as cash flow hedges are deferred under accumulated other comprehensive income and amortized into net earnings in the periods in which the underlying hedged items are recognized. In the event a designated hedged item is sold, extinguished or matures prior to the termination of the related derivative instrument, any unrealized derivative gain or loss is recognized in net earnings. Realized gains or losses on the termination of financial instruments that have not been designated as hedges are recognized in net earnings.
Foreign currency forward contracts are periodically used to manage foreign currency cash requirements. The foreign currency forward contracts involve the purchase or sale of an agreed upon amount of US dollars at a specified future date at forward exchange rates. Changes in the fair value of foreign currency forward contracts designated as cash flow hedges are initially recorded in other comprehensive income and are reclassified to foreign exchange gains and losses when the hedged item is recognized in net earnings. Changes in the fair value of non-designated foreign currency forward contracts are recognized in risk management activities in net earnings.
Embedded derivatives are derivatives that are included in a non-derivative host contract. Embedded derivatives are recorded at fair value separately from the host contract when their economic characteristics and risks are not clearly and closely related to the host contract, except when the host contract is an asset.

Government grants	GOVERNMENT GRANTSThe Company receives or is eligible for government grants, including those introduced in response to the impact of the novel coronavirus ("COVID-19"). Government grants are recognized when there is reasonable assurance that the Company will comply with the conditions attached to the grant and the grant will be received. Grants that are intended to compensate for expenses incurred are classified as other income.
Comprehensive income (loss)	COMPREHENSIVE INCOME (LOSS)Comprehensive income (loss) is comprised of the Company’s net earnings and other comprehensive income (loss). Other comprehensive income (loss) includes the effective portion of changes in the fair value of derivative financial instruments designated as cash flow hedges and foreign currency translation gains and losses arising from the net investment in foreign operations that do not have a Canadian dollar functional currency. Other comprehensive income is shown net of related income taxes.
Per common share amounts	PER COMMON SHARE AMOUNTSThe Company calculates basic earnings per common share by dividing net earnings by the weighted average number of common shares outstanding during the period. As the Company’s Option Plan allows for the settlement of stock options in either cash or shares at the option of the holder, diluted earnings per common share is calculated using the more dilutive of cash settlement or share settlement under the treasury stock method.
Share capital	SHARE CAPITALCommon shares are classified as equity. Costs directly attributable to the issue of new shares or options are included in equity as a deduction from proceeds, net of tax. When the Company acquires its own common shares, share capital is reduced by the average carrying value of the shares purchased. The excess of the purchase price over the average carrying value is recognized as a reduction of retained earnings. Shares are cancelled upon purchase.
Dividends	DIVIDENDSDividends on common shares are recognized in the Company’s financial statements in the period in which the dividends are declared by the Board of Directors.
Changes in other accounting policies
In October 2018, the IASB issued amendments to IFRS 3 "Definition of a Business" that narrowed and clarified the definition of a business. The amendments permit a simplified assessment of whether an acquired set of activities and assets is a group of assets rather than a business. The amendments apply to business combinations after the date of adoption. The Company prospectively adopted the amendments on January 1, 2020.
In October 2018, the IASB issued amendments to IAS 1 "Presentation of Financial Statements" and IAS 8 "Accounting Policies, Changes in Accounting Estimates and Errors". The amendments make minor changes to the definition of the term "material" and align the definition across all IFRS Standards. Materiality is used in making judgements related to the preparation of financial statements. The Company prospectively adopted the amendments on January 1, 2020.

Accounting standards issued but not yet applied	Accounting Standards Issued But Not Yet Applied
In January 2020, the IASB issued amendments to IAS 1 "Presentation of Financial Statements" to clarify that liabilities are classified as either current or non-current, depending on the existence of the substantive right at the end of the reporting period for an entity to defer settlement of the liability for at least twelve months after the reporting period. The amendments are effective January 1, 2023 with early adoption permitted. The amendments are required to be adopted retrospectively. The Company is assessing the impact of these amendments on its consolidated financial statements.
In May 2020, the IASB issued amendments to IAS 16 “Property, Plant and Equipment” to require proceeds received from selling items produced while the entity is preparing the asset for its intended use to be recognized in net earnings, rather than as a reduction in the cost of the asset. The amendments are effective January 1, 2022 with early adoption permitted. The Company is assessing the impact of these amendments on its consolidated financial statements.
In August 2020, the IASB issued Interest Rate Benchmark Reform (Phase 2) in response to the Financial Stability Board’s mandated reforms to InterBank Offered Rates (“IBORs”), with financial regulators proposing that they be replaced by a number of new local currency denominated alternative benchmark rates. The amendments are effective for annual periods beginning on or after January 1, 2021 and are to be applied retrospectively, with early adoption permitted. The Company is assessing the impact of IBOR reform and the IASB amendments and does not expect that these amendments will have a significant impact on the Company's consolidated financial statements.

Critical accounting estimates and judgements	Critical Accounting Estimates and Judgements
The Company has made estimates, assumptions and judgements regarding certain assets, liabilities, revenues and expenses in the preparation of the consolidated financial statements, primarily related to unsettled transactions and events as of the date of the consolidated financial statements. Accordingly, actual results may differ from estimated amounts. The estimates, assumptions and judgements that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are addressed below.
(A) CRUDE OIL AND NATURAL GAS RESERVES
Purchase price allocations, depletion, depreciation and amortization, asset retirement obligations, and amounts used in impairment calculations are based on estimates of crude oil and natural gas reserves. Reserves estimates are based on engineering data, estimated future prices and production costs, expected future rates of production, and the timing and amount of future development expenditures, all of which are subject to many uncertainties, interpretations and judgements. The Company expects that, over time, its reserves estimates will be revised upward or downward based on updated information.
(B) ASSET RETIREMENT OBLIGATIONS
The Company provides for asset retirement obligations on its property, plant and equipment based on current legislation and operating practices. Estimated future costs include assumptions of dates of future abandonment and technological advances and estimates of future inflation rates and discount rates. Actual costs may vary from the estimated provision due to changes in environmental legislation, the impact of inflation, changes in technology, changes in operating practices, and changes in the date of abandonment due to changes in reserves life. These differences may have a material impact on the estimated provision.
(C) INCOME TAXES
The Company is subject to income taxes in numerous legal jurisdictions. Accounting for income taxes requires the Company to interpret frequently changing laws and regulations, including changing income tax rates, and make certain judgements with respect to the application of tax law, estimating the timing of temporary difference reversals, and estimating the realizability of tax assets. There are many transactions and calculations for which the ultimate tax determination is uncertain. The Company recognizes a liability for a tax filing position based on its assessment of the probability that additional taxes may ultimately be due.
(D) FAIR VALUE OF DERIVATIVES AND OTHER FINANCIAL INSTRUMENTS
The fair value of financial instruments that are not traded in an active market is determined using valuation techniques. The Company uses its judgement to select a variety of methods and make assumptions that are primarily based on market conditions existing at the end of each reporting period. The Company uses directly and indirectly observable inputs in measuring the value of financial instruments that are not traded in active markets, including quoted commodity prices and volatility, interest rate yield curves and foreign exchange rates.
(E) PURCHASE PRICE ALLOCATIONS
Purchase prices related to business combinations are allocated to the underlying acquired assets and liabilities based on their estimated fair value at the time of acquisition. The determination of fair value requires the Company to make estimates, assumptions and judgements regarding future events. The allocation process is inherently subjective and impacts the amounts assigned to individually identifiable assets and liabilities, including the fair value of crude oil and natural gas properties together with deferred income tax effects. As a result, the purchase price allocation impacts the Company’s reported assets and liabilities and future net earnings due to the impact on future depletion, depreciation, and amortization expense and impairment tests.
(F) SHARE-BASED COMPENSATION
The Company has made various assumptions in estimating the fair values of stock options granted under its Option Plan, including expected volatility, expected exercise timing and future forfeiture rates. At each period end, stock options outstanding are remeasured for changes in the estimated fair value of the liability.
(G) IDENTIFICATION OF CGUs
CGUs are defined as the lowest grouping of integrated assets that generate identifiable cash inflows that are largely independent of the cash inflows of other assets or groups of assets. The classification of assets into CGUs requires significant judgement and interpretations with respect to the integration between assets, the existence of active markets, shared infrastructures, and the way in which management monitors the Company’s operations.
(H) IMPAIRMENT OF ASSETS
The recoverable amount of a CGU or an individual asset has been determined as the higher of the CGUs' or the assets' fair value less costs of disposal and its value in use. These calculations require the use of estimates and assumptions and are subject to change as new information becomes available, including information on future commodity prices, expected production volumes, quantity of reserves, asset retirement obligations, future development and operating costs, after-tax discount rates (currently ranging from 10% to 12%), and income taxes. Changes in assumptions used in determining the recoverable amount could affect the carrying value of the related assets and CGUs.
(I) LEASES
Purchase, extension and termination options are included in certain of the Company's leases to provide operational flexibility. To measure the lease liability, the Company uses judgement to assess the likelihood of exercising these options. These assessments are reviewed when significant events or circumstances indicate that the likelihood of exercising these options may have changed. The Company also uses estimates to determine its incremental borrowing costs if the interest rate implicit in the lease is not readily determinable.
(J) CONTINGENCIES
Contingencies are subject to measurement uncertainty as the related financial impact will only be confirmed by the outcome of a future event. The assessment of contingencies requires the application of judgements and estimates including the determination of whether a present obligation exists and the reliable estimation of the timing and amount of cash flows required to settle the contingency.
(K) IMPACT OF COVID-19
For the year ended December 31, 2020, COVID-19 had an impact on the global economy, including the oil and gas industry. Business conditions in 2020 reflected the market uncertainty associated with COVID-19. The Company has taken into account the impacts of COVID-19 and the unique circumstances it has created in making estimates, assumptions and judgements in the preparation of the consolidated financial statements, and continues to monitor the developments in the business environment and commodity market. Actual results may differ from estimated amounts, and those differences may be material.